Portfolio of Investments

September 30, 2019 (unaudited)

International Concentrated Growth Fund

	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 6.6%
MercadoLibre, Inc.*	8,232	$4,537,725

CHINA — 22.9%
Alibaba Group Holding Ltd. ADR*	30,479	5,097,003
Baidu, Inc. ADR*	6,837	702,570
Ctrip.com International Ltd. ADR*	51,791	1,516,959
Meituan Dianping, Class B *	118,800	1,213,350
NIO, Inc. ADR*	81,594	127,287
Ping An Insurance Group Co. of China Ltd., Class H	175,000	2,011,400
Tencent Holdings Ltd.	122,200	5,111,372
		15,779,941
DENMARK — 2.2%
Genmab A/S*	7,445	1,512,702

FRANCE — 11.2%
Hermes International	3,490	2,410,478
Kering	8,250	4,204,090
L’Oreal SA	3,949	1,104,416
		7,718,984
GERMANY — 9.6%
Delivery Hero SE*	62,249	2,763,577
Rocket Internet SE*	37,421	966,444
Zalando SE*	62,406	2,849,417
		6,579,438
HONG KONG — 1.3%
AIA Group Ltd.	92,000	867,657

ITALY — 5.6%
Ferrari NV	25,117	3,875,895

JAPAN — 6.9%
M3, Inc.	114,700	2,775,724
SoftBank Group Corp.	51,000	2,012,482
		4,788,206
NETHERLANDS — 10.4%
ASML Holding NV	28,815	7,146,532

SPAIN — 4.2%
Industria de Diseno Textil SA	93,625	2,897,478

SWEDEN — 2.9%
Atlas Copco AB, B Shares	27,186	736,171
Kinnevik AB, B Shares	47,843	1,257,878
		1,994,049
UNITED KINGDOM — 0.2%
Funding Circle Holdings PLC*	105,740	123,769

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
UNITED STATES — 15.5%
Amazon.com, Inc.*	1,940	$3,367,665
Illumina, Inc.*	9,790	2,978,314
NVIDIA Corp.	3,928	683,747
Spotify Technology SA*	18,529	2,112,306
Tesla, Inc.*	6,287	1,514,350
		10,656,382
TOTAL INVESTMENTS — 99.5% (cost $69,512,601)		$68,478,758
Other assets less liabilities — 0.5%		316,518
NET ASSETS — 100.0%		$68,795,276

*  Non-income producing security.

ADR  -  American Depositary Receipt

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$22,637,926	$45,840,832	$—	$68,478,758
Total	$22,637,926	$45,840,832	$—	$68,478,758

**  Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.